8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Notes payable to related party

In December 2015, the Company borrowed $13,835 ($19,000 Canadian) under two separate note agreements for $7,282 ($10,000 Canadian) and $6,553 ($9,000 Canadian) with related parties. The lenders are related parties through an immediate family relationship with officers or directors of the Company and a common director. The $7,282 loan from the immediate family relationship was repaid in its entirety at December 31, 2015.

The notes payable bear interest at the Bank of Canada Prime rate plus 1%. The Company may repay the loan and outstanding interest thereon by giving notice to the lender 15 days prior to the anticipated repayment. At December 31, 2016, the effective interest rate on these notes payable was 3.7%. The balance of notes payable to related parties at December 31, 2016 was $6,963. The Company recognized interest expense of $264 and $nil for the years ended December 31, 2016 and 2015, respectively, in its Statement of Operations and Comprehensive Income.

Consulting fees

Mr. Newton is the President and a member of the Board of Directors of the Company. Mr. Newton does not bill the Company for his services as President; however, he has a service agreement with the Company. Pursuant to this agreement, the Company capitalized oil and gas exploration costs and an accrued liability of $75,240 as of December 31, 2016. The Company recognized $16,001 as consulting fees during the year ended December 31, 2015.  The Company and Mr. Newton agreed to issue stock in lieu of cash for the amount of $75,240 by issuing restricted common stock of the Company. As of the date of this filing, the Company has yet to issue total shares of 2,349,502 to settle this liability.

Mr. Michael Ranger is a member of the Board of Directors of the Company. Mr. Ranger does not receive compensation for his services as a member of the board; however, he has a service agreement with the Company. Pursuant to this agreement, the Company capitalized oil and gas exploration costs and an accrued liability of $12,662 and $nil during the years ended December 31, 2016 and 2015, respectively. The Company and Mr. Ranger agreed to issue stock in lieu of cash for a portion of this services billed in the amount of $7,448. As of the date of this filing, the Company has yet to issue total shares of 232,577 to settle this liability.